Description of Business and Segmented Disclosures - Schedule of Assets by Segment (Detail) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Reportable Segments [Line Items]
E&E Assets	$ 575	$ 484
PP&E	45,260	38,568
ROU Assets	2,153	1,950
Goodwill	2,912	2,923	$ 2,923
Total Assets	63,424	56,539
Oil Sands
Disclosure Of Reportable Segments [Line Items]
E&E Assets	568	461
PP&E	34,149	24,646
ROU Assets	1,204	1,018
Goodwill	2,912	2,923
Total Assets	42,505	31,668
Conventional
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	15
PP&E	2,202	2,230
ROU Assets	44	57
Goodwill	0	0
Total Assets	2,579	2,610
Offshore
Disclosure Of Reportable Segments [Line Items]
E&E Assets	7	8
PP&E	4,008	3,365
ROU Assets	180	95
Goodwill	0	0
Total Assets	4,756	4,089
Canadian Refining
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	2,452	2,511
ROU Assets	50	39
Goodwill	0	0
Total Assets	2,831	2,901
U.S. Refining
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	2,238	5,538
ROU Assets	287	342
Goodwill	0	0
Total Assets	4,698	9,517
Corporate and Eliminations
Disclosure Of Reportable Segments [Line Items]
E&E Assets	0	0
PP&E	211	278
ROU Assets	388	399
Goodwill	0	0
Total Assets	$ 6,055	$ 5,754